OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	£ 6,348	£ 6,348	£ 6,348	£ 6,348
Cash flow hedging reserve	1,556	1,110	1,573
Foreign currency translation reserve	(116)	(114)	(207)
At 31 December	7,250	6,965	7,706
The Bank [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve
Cash flow hedging reserve	1,607	1,268	1,554
Foreign currency translation reserve		(6)	76
At 31 December	1,710	1,543	2,241
Debt Securities [Member] | The Group [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	(538)	(379)
Debt Securities [Member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	£ 103	£ 281
Financial assets available-for-sale, category [member] | The Group [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income			(8)
Financial assets available-for-sale, category [member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income			£ 611